Eaton Vance

California Municipal Opportunities Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 0.4%

Security	Principal Amount (000’s omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,425,301

Total Corporate Bonds & Notes — 0.4% (identified cost $2,080,000)		$2,425,301

Tax-Exempt Municipal Securities — 81.6%
Security	Principal Amount (000’s omitted)	Value
Education — 2.7%
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	$400	$639,412
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	529,435
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/34	400	489,636
California Municipal Finance Authority, (University of the Pacific), 4.00%, 11/1/35	1,000	1,193,910
California Municipal Finance Authority, (University of the Pacific), 4.00%, 11/1/37	1,000	1,181,690
California Municipal Finance Authority, (University of the Pacific), 4.00%, 11/1/42(2)	1,620	1,836,578
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	470,284
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,500	2,986,825
California School Finance Authority, (KIPP SoCal Public Schools), 4.00%, 7/1/40(1)	800	942,664
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(1)	100	115,038
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(1)	105	124,872
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	110	134,737
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(1)	100	125,751
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(1)	100	128,370
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(1)	100	130,842
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/30(1)	100	133,099
California State University, Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,526,486
University of California, 5.00%, 5/15/35	4,215	5,127,421

		$17,817,050

Electric Utilities — 2.3%
Glendale, Electric System Revenue, 5.00%, 2/1/38	$1,005	$1,182,764
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,111,979
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,497,166
Sacramento Municipal Utility District, Green Bond, 4.00%, 8/15/40	1,575	1,947,078
Sacramento Municipal Utility District, Green Bond, 5.00%, 8/15/36	7,000	9,513,910

		$15,252,897

Escrowed/Prerefunded — 1.6%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$1,276,839
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	6,120,234

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	$915	$949,587
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	960	996,288
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	1,049,221

		$10,392,169

General Obligations — 40.7%
Allan Hancock Joint Community College District, (Election of 2006), 4.00%, 8/1/40	$3,500	$4,271,575
Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/30	1,000	1,213,120
Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/31	1,000	1,206,460
Baldwin Park Unified School District, (Election of 2018), 3.00%, 8/1/35(2)	170	187,598
Baldwin Park Unified School District, (Election of 2018), 3.00%, 8/1/36(2)	200	219,272
Baldwin Park Unified School District, (Election of 2018), 3.00%, 8/1/37(2)	300	326,892
Baldwin Park Unified School District, (Election of 2018), 3.00%, 8/1/38(2)	325	352,784
Baldwin Park Unified School District, (Election of 2018), 3.00%, 8/1/39(2)	450	487,472
Baldwin Park Unified School District, (Election of 2018), 4.00%, 8/1/30(2)	100	122,997
Baldwin Park Unified School District, (Election of 2018), 4.00%, 8/1/32(2)	100	121,612
Baldwin Park Unified School District, (Election of 2018), 4.00%, 8/1/33(2)	100	120,921
Baldwin Park Unified School District, (Election of 2018), 4.00%, 8/1/34(2)	100	120,093
Berkeley Unified School District, (Election of 2020), 2.00%, 8/1/37	1,595	1,625,975
Berkeley Unified School District, (Election of 2020), 2.00%, 8/1/38	2,145	2,179,792
Berkeley Unified School District, (Election of 2020), 2.00%, 8/1/39	2,310	2,341,324
Berkeley Unified School District, (Election of 2020), 3.00%, 8/1/33	1,375	1,612,531
Berkeley Unified School District, (Election of 2020), 3.00%, 8/1/34	1,515	1,762,763
Berkeley Unified School District, (Election of 2020), 3.00%, 8/1/35	1,665	1,923,491
Berkeley Unified School District, (Election of 2020), 3.00%, 8/1/36	1,815	2,081,660
Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/31	1,885	2,288,993
Brisbane School District, (Election of 2020), 4.00%, 8/1/35	155	184,483
Brisbane School District, (Election of 2020), 4.00%, 8/1/40	310	361,138
Brisbane School District, (Election of 2020), 5.00%, 8/1/45	535	657,039
Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/36	170	192,222
Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/37	150	169,085
Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/38	175	196,723
Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/39	175	196,270
Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/40	200	222,906
Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/41	360	399,924
Burlingame Elementary School District, (Election of 2020), 4.00%, 8/1/33	175	218,608
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/33	100	121,791
California, 0.52%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(3)	3,000	3,001,020
California, 3.00%, 11/1/34	1,750	2,030,035
California, 3.00%, 11/1/35	1,125	1,294,819
California, 4.00%, 3/1/36	8,845	10,978,679
California, 4.00%, 3/1/38	3,765	4,639,911
California, 4.00%, 11/1/40	2,000	2,478,500
California, 5.00%, 3/1/35	5,850	7,872,052
California, 5.00%, 3/1/35	2,000	2,691,300
California, 5.00%, 4/1/35	1,000	1,313,070
Chino Valley Unified School District, (Election of 2016), 4.00%, 8/1/45	3,000	3,604,230
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/38	650	875,894
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/39	650	873,788

Security	Principal Amount (000’s omitted)	Value
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/40	$925	$1,240,286
Contra Costa Community College District, (Election of 2014), 2.00%, 8/1/39	2,000	2,007,860
Contra Costa Community College District, (Election of 2014), 3.00%, 8/1/35	1,350	1,529,644
Contra Costa Community College District, (Election of 2014), 3.00%, 8/1/36	1,250	1,404,975
Contra Costa Community College District, (Election of 2014), 4.00%, 8/1/33	650	825,936
Contra Costa Community College District, (Election of 2014), 4.00%, 8/1/34	1,000	1,258,920
Desert Community College District, 5.00%, 8/1/37	7,395	8,924,582
El Camino Community College District, (Election of 2012), 3.00%, 8/1/34	650	751,212
El Camino Community College District, (Election of 2012), 3.00%, 8/1/35	500	574,710
El Camino Community College District, (Election of 2012), 3.00%, 8/1/36	1,000	1,144,030
El Camino Community College District, (Election of 2012), 3.00%, 8/1/37	650	741,091
El Camino Community College District, (Election of 2012), 3.00%, 8/1/38	750	847,492
El Camino Community College District, (Election of 2012), 4.00%, 8/1/32	660	847,334
El Camino Community College District, (Election of 2012), 4.00%, 8/1/33	500	636,380
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/35	100	120,432
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/36	100	119,745
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/37	205	244,817
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/39	245	290,521
Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/40	415	490,078
Fresno Unified School District, (Election of 2016), 3.00%, 8/1/38	950	1,040,611
Fresno Unified School District, (Election of 2016), 4.00%, 8/1/30	570	703,334
Fresno Unified School District, (Election of 2016), 4.00%, 8/1/31	475	583,637
Fresno Unified School District, (Election of 2016), 4.00%, 8/1/33	565	685,362
Fresno Unified School District, (Election of 2016), 4.00%, 8/1/34	185	223,913
Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/40	630	802,948
Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/45	700	882,749
Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/49	1,220	1,531,771
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	298,621
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/37	2,400	2,673,864
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/38	2,195	2,431,006
Hartnell Community College District, (Election of 2016), 4.00%, 8/1/33	200	244,888
Hermosa Beach City School District, (Election of 2016), 2.00%, 8/1/32	480	502,258
Hermosa Beach City School District, (Election of 2016), 2.00%, 8/1/33	350	364,144
La Canada Unified School District, (Election of 2017), 4.00%, 8/1/33	500	612,220
La Canada Unified School District, (Election of 2017), 4.00%, 8/1/40	1,000	1,194,350
La Canada Unified School District, (Election of 2017), 4.00%, 8/1/45	1,445	1,703,799
Liberty Union High School District, (Election of 2016), 3.00%, 8/1/35	670	750,233
Liberty Union High School District, (Election of 2016), 3.00%, 8/1/36	750	836,618
Liberty Union High School District, (Election of 2016), 3.00%, 8/1/37	810	901,052
Liberty Union High School District, (Election of 2016), 3.00%, 8/1/38	890	984,910
Liberty Union High School District, (Election of 2016), 3.00%, 8/1/39	1,000	1,104,360
Liberty Union High School District, (Election of 2016), 4.00%, 8/1/34	250	302,585
Long Beach Unified School District, (Election of 2008), 4.00%, 8/1/32	1,275	1,608,910
Madera Unified School District, (Election of 2018), 4.00%, 8/1/33	170	207,182
Madera Unified School District, (Election of 2018), 4.00%, 8/1/34	355	430,533
Madera Unified School District, (Election of 2018), 4.00%, 8/1/36	430	515,936
Madera Unified School District, (Election of 2018), 4.00%, 8/1/37	325	388,902
Madera Unified School District, (Election of 2018), 4.00%, 8/1/43	1,305	1,534,080
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/29	100	124,205
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/31	180	221,168
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/32	360	440,075
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/34	1,075	1,295,923
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/35	500	601,360

Security	Principal Amount (000’s omitted)	Value
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	$1,315	$1,595,174
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,528,424
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/29	185	233,196
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/40	500	594,395
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/44	1,000	1,176,550
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/49	3,020	3,526,152
Menifee Union School District, 4.00%, 8/1/28	150	188,340
Menifee Union School District, 4.00%, 8/1/30	150	194,484
Menifee Union School District, 4.00%, 8/1/31	135	173,412
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	891,915
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	1,860	2,252,925
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/33	110	134,688
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,151,380
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/39	1,000	1,192,140
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,220,330
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,498,870
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,869,512
Placer Union High School District, (Election of 2018), 4.00%, 8/1/34	1,000	1,216,020
Placer Union High School District, (Election of 2018), 4.00%, 8/1/40	2,030	2,413,244
Placer Union High School District, (Election of 2018), 5.00%, 8/1/45	3,175	4,003,897
Portola Valley School District, (Election of 2018), 3.00%, 8/1/35	870	999,995
Portola Valley School District, (Election of 2018), 3.00%, 8/1/36	640	732,179
Portola Valley School District, (Election of 2018), 3.00%, 8/1/37	690	786,697
Portola Valley School District, (Election of 2018), 3.00%, 8/1/38	675	763,385
Portola Valley School District, (Election of 2018), 3.00%, 8/1/39	725	815,792
Portola Valley School District, (Election of 2018), 4.00%, 8/1/31	205	264,850
Portola Valley School District, (Election of 2018), 4.00%, 8/1/32	400	511,848
Portola Valley School District, (Election of 2018), 4.00%, 8/1/33	450	569,925
Portola Valley School District, (Election of 2018), 4.00%, 8/1/34	525	659,846
Riverside Unified School District, (Election of 2016), 4.00%, 8/1/31	1,250	1,514,312
San Diego Community College District, 4.00%, 8/1/34	4,500	5,257,170
San Francisco Bay Area Rapid Transit District, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,768,980
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 3.00%, 8/1/37	2,750	3,111,762
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/34	3,285	4,069,097
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/35	1,200	1,482,588
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/44	1,200	1,443,408
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/45	8,295	9,949,935
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/34	1,765	2,371,489
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/35	250	335,055
San Francisco City and County, 4.00%, 6/15/32	3,810	4,699,292
San Francisco City and County, 4.00%, 6/15/33	200	245,552
San Francisco City and County, 4.00%, 6/15/34	275	336,806
San Francisco City and County, 4.00%, 6/15/35	200	244,440
San Francisco Unified School District, (Election of 2016), 4.00%, 6/15/34	3,855	4,638,259

Security	Principal Amount (000’s omitted)	Value
San Francisco Unified School District, (Election of 2016), 4.00%, 6/15/35	$2,000	$2,401,360
San Juan Unified School District, (Election of 2016), 3.00%, 8/1/35	1,900	2,127,525
San Juan Unified School District, (Election of 2016), 3.00%, 8/1/36	3,000	3,339,600
San Juan Unified School District, (Election of 2016), 4.00%, 8/1/31	590	729,323
San Juan Unified School District, (Election of 2016), 4.00%, 8/1/33	3,300	4,040,652
San Juan Unified School District, (Election of 2016), 4.00%, 8/1/34	2,800	3,416,252
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,362,488
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/37	1,835	2,251,600
San Rafael City Elementary School District, (Election of 2015), 5.00%, 8/1/38	500	641,110
Santa Clara County, (Election of 2008), 4.00%, 8/1/34	1,605	1,907,446
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	972,523
Saugus Union School District, (Election of 2014), 4.00%, 8/1/33	500	623,975
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/31	150	184,802
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/33	200	243,418
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/36	375	450,244
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/37	450	538,119
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/38	1,080	1,286,669
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/39	1,215	1,444,586
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/40	1,380	1,636,169
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/41	1,545	1,826,592
Sonoma Valley Unified School District, (Election of 2016), 4.00%, 8/1/47	295	346,430
State Center Community College District, (Election of 2016), 3.00%, 8/1/33	2,750	3,197,920
State Center Community College District, (Election of 2016), 3.00%, 8/1/35	1,600	1,839,072
State Center Community College District, (Election of 2016), 3.00%, 8/1/36	2,285	2,614,109
State Center Community College District, (Election of 2016), 3.00%, 8/1/37	1,860	2,120,660
State Center Community College District, (Election of 2016), 3.00%, 8/1/38	2,615	2,957,408
State Center Community College District, (Election of 2016), 3.00%, 8/1/39	2,600	2,925,598
State Center Community College District, (Election of 2016), 3.00%, 8/1/41	5,225	5,842,386
State Center Community College District, (Election of 2016), 4.00%, 8/1/32	1,150	1,476,416
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	616,890
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,226,420
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/33	140	171,422
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/42	2,145	2,535,583
Vista Unified School District, (Election of 2018), 5.00%, 8/1/32	155	208,394
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/37	500	642,625
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/40	1,125	1,436,647
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/43	1,000	1,267,190
Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	486,672
Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	710,699
Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,207,640

		$265,750,708

Hospital — 4.4%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$3,812,916
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	792,425
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,129,968
California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/35	1,000	1,204,660

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	$1,210	$1,471,082
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,710,162
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/30	400	495,336
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,540,644
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,662,810
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	904,944
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	226,504
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	591,975
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	185,508
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	117,204
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	167,037
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	928,760
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	492,847
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,396,240
Oroville, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,515,500

		$28,346,522

Housing — 0.4%
Independent Cities Finance Authority, (Union City Tropics), 5.00%, 5/15/48	$2,000	$2,409,420

		$2,409,420

Industrial Development Revenue — 0.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	$2,500	$2,670,525

		$2,670,525

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$126,463
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,534,830
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,246,958
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	181,271
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,988
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	303,510
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	131,521

		$4,665,541

Insured-General Obligations — 5.5%
Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$2,062,341
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	870,758
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	1,009,280
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,165,406
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,235,549
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,378,185
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,423,219
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	607,735
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	606,530
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,205,840
Martinez Unified School District, (Election of 2016), (BAM), 3.00%, 8/1/45	2,500	2,707,750

Security	Principal Amount (000’s omitted)	Value
Menifee Union School District, (AGM), 2.00%, 8/1/45	$4,000	$3,916,040
Menifee Union School District, (AGM), 3.00%, 8/1/39	1,500	1,675,125
Menifee Union School District, (AGM), 4.00%, 8/1/33	225	285,196
Menifee Union School District, (AGM), 4.00%, 8/1/35	330	412,906
Menifee Union School District, (AGM), 4.00%, 8/1/37	300	372,120
Paramount Unified School District, (Election of 2016), (BAM), 3.00%, 8/1/45	3,475	3,792,198
Paramount Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/31	125	159,121
Paramount Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/32	150	189,283
Paramount Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/33	100	125,513
Paramount Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/34	150	187,758
Paramount Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/35	150	187,224
Paramount Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/36	200	248,292
Rio Elementary School District, (Election of 2018), (BAM), 5.00%, 8/1/47	1,750	2,189,600
San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,267,270
South Whittier School District, (Election of 2016), (AGM), 4.00%, 8/1/45	1,000	1,155,080
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/34	800	1,022,912
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/36	1,025	1,303,749
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/40	1,000	1,260,490
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/42	1,085	1,360,102
Winters Joint Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/39	630	744,572

		$36,127,144

Insured-Special Tax Revenue — 1.1%
Dana Point Community Facilities District No. 2006-1, (BAM), 4.00%, 9/1/37	$600	$729,462
Dana Point Community Facilities District No. 2006-1, (BAM), 4.00%, 9/1/41	2,000	2,409,240
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/36	1,570	2,039,995
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/37	470	608,960
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,320	1,544,532

		$7,332,189

Insured-Transportation — 1.2%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,994,692
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,709,532

		$7,704,224

Other Revenue — 3.2%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,932,340
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,431,448
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), Green Bonds, 5.00%, 11/1/30	275	373,244
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018A, 0.482%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(3)	2,500	2,499,875
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018B, 0.482%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(3)	450	449,978

Security	Principal Amount (000’s omitted)	Value
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A, 0.308%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(3)	$700	$700,014
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2012B, 0.308%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	7,970	7,970,159
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2013A, 0.438% (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), to 4/1/22 (Put Date), 10/1/47(3)	4,800	4,804,464
Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	489,742

		$20,651,264

Senior Living/Life Care — 1.4%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$627,583
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	297,155
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/34	755	843,848
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/37	3,300	3,667,422
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,123,180
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	552,255
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	583,205
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	907,031
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	798,941

		$9,400,620

Solid Waste — 0.1%
Yolo County Public Agencies Financing Authority, Solid Waste Revenue, 4.00%, 12/1/35	$500	$612,835

		$612,835

Special Tax Revenue — 3.3%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,713,627
Contra Costa Transportation Authority, Sales Tax Revenue, 0.358%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(3)	7,000	6,997,620
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	665,231
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	531,821
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	619,714
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	1,150	1,352,986
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,169,500
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	512,955
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	408,791
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	740,619
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	902,570
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	536,624
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,834,905
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	540,153
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	812,332

Security	Principal Amount (000’s omitted)	Value
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	$1,630	$1,934,973

		$21,274,421

Transportation — 7.6%
Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,682,023
Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,615,932
Bay Area Toll Authority, (San Francisco Bay Area), 0.708%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(3)	500	500,040
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,000	1,060,810
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	3,086,339
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,228,083
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,060	2,434,611
Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	612,720
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,792,500
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/29	1,000	1,315,430
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33	1,675	2,096,229
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,912,187
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	4,500	5,250,150
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,026,440
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/22	500	533,025
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/30	1,000	1,233,460
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,653,496
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	4,905	5,758,519
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,741,548
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	2,330	2,711,934
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	2,065,639
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,545,430

		$49,856,545

Water and Sewer — 5.0%
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/33	$125	$160,707
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/34	175	223,562
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/35	125	159,423
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/36	325	411,973
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/37	500	631,140
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/38	2,250	2,829,555
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/39	1,715	2,147,729
Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/40	1,080	1,347,019
California Department of Water Resources, 5.00%, 12/1/32	220	283,543
East Bay Municipal Utility District, Water System Revenue, 5.00%, 6/1/32	1,500	1,789,605
Eastern Municipal Water District, Water and Wastewater Revenue, 0.34%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(3)	2,000	2,000,660

Security	Principal Amount (000’s omitted)	Value
Eastern Municipal Water District, Water and Wastewater Revenue, 0.408%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(3)	$2,450	$2,448,530
Oceanside, Water Revenue, 4.00%, 5/1/33	100	126,626
Orange County Water District, 5.00%, 8/15/33	200	269,834
Pasadena, Water Revenue, 5.00%, 6/1/38	1,480	1,989,919
Pasadena, Water Revenue, 5.00%, 6/1/39	1,500	2,011,770
Rancho California Water District Financing Authority, 4.00%, 8/1/38	1,500	1,850,640
Rancho California Water District Financing Authority, 4.00%, 8/1/39	2,800	3,446,380
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	585,075
San Diego Public Facilities Financing Authority, Water Revenue, 4.00%, 8/1/36	1,000	1,265,070
San Diego Public Facilities Financing Authority, Water Revenue, 4.00%, 8/1/37	1,000	1,260,890
South Gate Utility Authority, Water Revenue, 4.00%, 10/1/34	2,360	2,798,134
Upper Santa Clara Valley Joint Powers Authority, 4.00%, 8/1/45	1,320	1,491,494
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/35	50	65,007
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/36	300	389,127
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/37	300	388,353
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/38	250	323,075

		$32,694,840

Total Tax-Exempt Municipal Securities — 81.6% (identified cost $503,801,599)		$532,958,914

Taxable Municipal Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.8%
Encinitas Union School District, 2.284%, 8/1/37	$1,350	$1,369,548
Redondo Beach Unified School District, 2.311%, 8/1/37	335	338,886
San Mateo-Foster City School District, 2.813%, 8/1/39	1,465	1,491,458
Tracy Unified School District, 2.428%, 8/1/37	500	508,660
William S. Hart Union High School District, 1.559%, 8/1/29	1,500	1,519,845

		$5,228,397

Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,140,941

		$4,140,941

Insured-General Obligations — 0.1%
Mojave Unified School District, (BAM), 2.731%, 8/1/37	$500	$507,380

		$507,380

Insured-Special Tax Revenue — 0.2%
Dana Point Community Facilities District No. 2006-1, (BAM), 2.898%, 9/1/41	$500	$507,545
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	982,857

		$1,490,402

Insured-Transportation — 0.1%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$617,967

		$617,967

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$261,345
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	268,110
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	275,073
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	280,647
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	282,840

		$1,368,015

Total Taxable Municipal Securities — 2.0% (identified cost $12,869,680)		$13,353,102

Total Investments — 84.0% (identified cost $518,751,279)		$548,737,317

Other Assets, Less Liabilities — 16.0%		$104,293,548

Net Assets — 100.0%		$653,030,865

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $8,207,525 or 1.3% of the Fund’s net assets.

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$2,425,301	$—	$2,425,301
Tax-Exempt Municipal Securities	—	532,958,914	—	532,958,914
Taxable Municipal Securities	—	13,353,102	—	13,353,102
Total Investments	$—	$548,737,317	$—	$548,737,317

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.